Consolidated Statements of Stockholders' Equity - USD ($)	Series A Convertible Preferred Stock [Member]	Series B Convertible Preferred Stock [Member]	Series C Convertible Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance (in shares) at Dec. 31, 2012	788			18,733,277
Balance at Dec. 31, 2012	$ 312,196			$ 18,733	$ 25,587,148	$ (24,767,142)	$ 1,150,935
Sale of common stock for cash upon warrant exercise (in shares)				2,933,333
Sale of common stock for cash upon warrant exercise				$ 2,933	1,640,400		1,643,333
Issuance of common stock for services (in shares)				50,000
Issuance of common stock for services				$ 50	$ 20,450		20,500
Sale of convertible preferred stock for cash (in shares)		1,650
Sale of convertible preferred stock for cash	$ 360,229	$ 1,255,569					$ 1,615,798
Conversion of preferred stock (in shares)	(717)			2,048,570
Conversion of preferred stock to common stock	$ (611,839)			$ 2,049	$ 609,790
Stock-based compensation expense					$ 381,604		$ 381,604
Net loss						$ (2,284,943)	(2,284,943)
Balance (in shares) at Dec. 31, 2013	71	1,650		23,765,180
Balance at Dec. 31, 2013	$ 60,586	$ 1,255,569		$ 23,765	$ 28,239,392	$ (27,052,085)	2,527,227
Sale of common stock for cash upon warrant exercise (in shares)				3,176,000
Sale of common stock for cash upon warrant exercise				$ 3,176	870,224		873,400
Issuance of common stock for services (in shares)				378,205
Issuance of common stock for services				$ 378	99,622		$ 100,000
Conversion of preferred stock (in shares)	(71)	(1,550)		4,631,428
Conversion of preferred stock to common stock	$ (60,586)	$ (1,179,474)		$ 4,632	1,235,428
Stock-based compensation expense					$ 379,103		$ 379,103
Net loss						$ (2,733,555)	(2,733,555)
Balance (in shares) at Dec. 31, 2014		100		31,950,813
Balance at Dec. 31, 2014		$ 76,095		$ 31,951	$ 30,823,769	$ (29,785,640)	1,146,175
Sale of convertible preferred stock for cash (in shares)			3,000
Sale of convertible preferred stock for cash			$ 983,941		1,695,869		2,679,810
Stock-based compensation expense					$ 67,905		67,905
Net loss						$ (2,689,287)	(2,689,287)
Balance (in shares) at Dec. 31, 2015		100	3,000	31,950,813
Balance at Dec. 31, 2015		$ 76,095	$ 983,941	$ 31,951	$ 32,587,543	$ (32,474,927)	$ 1,204,603